Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 HKD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Provisions for credit losses	$ 85,644	$ 1,247,907	$ 753,447
Accrued provisions for credit losses, written off	20,767	1,247,907	543,315
Accounts receivable, allowance for credit loss	66,093	2,197
Impairment on investments in equity method
Residual value rate	5.00%			5.00%	5.00%	5.00%
Impairment loss on the prepayments for lease of land		285,553
Prepayments for lease of land							$ 285,553
Impairment losses of long-lived assets		536,206
Impairment loss of goodwill		5,617,865
Employee benefits, total expenses	536,649	707,493	817,345
Research and development expenses	252,451	514,411	411,524
Advertising expenses	$ 2,524,283	4,197,993	$ 989,900
Percentage of value added tax	6.00%			6.00%	6.00%	6.00%
Percentage of sales of products	13.00%			13.00%	13.00%	13.00%
Percentage of tax benefit	50.00%
Impairment for right-of-use lease assets
Number of operating segment (in segment) | segment	2	2	2
Cash and cash equivalents	$ 7,841,306	$ 7,548,694
Short term investment	253,962
Cash	2,583,069
Deposited in financial institutions	2,040,000
Cash equivalents	1,780,993
Credit risk	1,000,000
Credit risk	3,784,440
Deposit amount of certain investment account	$ 1,150,165
Zhongxin [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	6.67%	6.67%		6.67%	6.67%	6.67%
West Angel [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	40.00%	40.00%		40.00%	40.00%	40.00%
Minimum [Member] | Minor Equity Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	3.00%			3.00%	3.00%	3.00%
Maximum [Member] | Minor Equity Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of minority shareholders	5.00%			5.00%	5.00%	5.00%
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash, FDIC insured amount	$ 68,500			¥ 500,000
Deposited in financial institutions	3,983,909
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Short term investment	3,198,000
Cash, FDIC insured amount	250,000
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash	1,072,435
Deposited in financial institutions	1,008,890
Cash balance	63,500				¥ 10,000,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance	$ 102,991					$ 800,000
Land [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	16 years			16 years	16 years	16 years
Land [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	32 years			32 years	32 years	32 years
Customer [Member] | Customer Concentration Risk [Member] | Other Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	0.60%	0.10%	0.30%
Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Short term investment	$ 5,238,000